Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease
Schedule of balances reported in the consolidated balance sheets related to the Group's leases

	For the years ended December 31,
	2019	2020
	US$	US$
Operating lease right-of-use assets	5,732,559	7,280,763
Operating lease liabilities	5,841,658	7,207,293

Schedule of operating lease expenses and short-term lease expenses

	For the years ended December 31,
	2019	2020
	US$	US$
Operating lease expenses	2,313,802	2,985,665
Short-term lease expenses	378,830	508,791

Summary of supplemental information related to operating leases

	For the years ended December 31,
	2019	2020
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	2,389,515	3,422,191
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	5,050,642	4,281,660
Weighted average remaining lease term:
Operating leases	4 years	3 years
Weighted average discount rate:
Operating leases	6.0%	5.3%

Summary of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

As of December 31, 2020
US$
Years ending December 31:
2021	3,524,553
2022	2,365,766
2023	717,715
2024	510,648
2025	144,305
2026 and after	484,253
Total undiscounted operating lease payments	7,747,240
Less: imputed interest	539,947
Present value of operating lease liabilities	7,207,293

As of December 31, 2019
US$
Years ending December 31:
2020	2,672,568
2021	1,380,725
2022	867,840
2023	578,422
2024	488,389
2025 and after	561,804
Total undiscounted operating lease payments	6,549,748
Less: imputed interest	708,090
Present value of operating lease liabilities	5,841,658